Intangible Assets Other Than Goodwill	12 Months Ended
Dec. 31, 2012
Intangible Assets Other Than Goodwill [Abstract]
Intangible assets other than goodwill
NOTE 8: INTANGIBLE ASSETS OTHER THAN GOODWILL

Net Book Value of Intangible Assets other than Goodwill as at December 31, 2012
	Acquisition Cost	Accumulated Amortization	Transfer to vessel cost/ Write off	Net Book Value December 31, 2012
Trade name	$100,420	$(25,885)	$—	$74,535
Port terminal operating rights	34,060	(6,462)	—	27,598
Customer relationships	35,490	(8,872)	—	26,618
Favorable lease terms (**)(****)	220,042	(130,528)	(9,207)	80,307
Total Intangible assets	390,012	(171,747)	(9,207)	209,058
Unfavorable lease terms (***)	(127,513)	89,022	6,485	(32,006)
Total	$262,499	$(82,725)	$(2,722)	$177,052

Net Book Value of Intangible Assets other than Goodwill as at December 31, 2011
	Acquisition Cost	Accumulated Amortization	Transfer to vessel cost/ Write off	Net Book Value December 31, 2011
Trade name	$100,420	$(22,025)	$—	$78,395
Port terminal operating rights	34,060	(5,533)	—	28,527
Customer relationships	35,490	(7,098)	—	28,392
Favorable lease terms (*)(**)	237,644	(128,172)	(1,513)	107,959
Total Intangible assets	407,614	(162,828)	(1,513)	243,273
Unfavorable lease terms (***)	(127,513)	82,688	—	(44,825)
Total	$280,101	$(80,140)	$(1,513)	$198,448

(*)  On February 21, 2011, the Navios Astra, a 53,468 dwt Ultra-Handymax vessel, a former long-term chartered-in vessel in operation, was delivered to Navios Holdings' owned fleet. The unamortized amount of favorable leases of $1,513 for the Navios Astra was included as an adjustment to the carrying value of the vessels.

(**)  As of December 31, 2012, the intangible asset associated with the favorable lease terms includes an amount of $21,782 related to purchase options for the vessels (see Note 2(n). As of December 31, 2012 and 2011, $0 and $90, respectively, had been transferred to the acquisition cost of vessels. As of December 31, 2012 and 2011, $9,207 and $0, respectively, was written off since the purchase option was not exercised.

(***)   As of December 31, 2012, the intangible liability associated with the unfavorable lease terms includes an amount of $9,405 related to purchase options held by third parties (see Note 2(n)). As of December 31, 2012 and 2011, no purchase options held by third parties have been exercised. As of December 31, 2012 and 2011, $6,485 and $0, respectively, was written off since the purchase option was not exercised.

(****) During the year ended December 31, 2012, acquisition costs and accumulated amortization of $14,470 of fully amortized favorable lease terms was written off.

	Amortization Expense and Write Offs Year Ended December 31, 2012	Amortization Expense and Write Offs Year Ended December 31, 2011	Amortization Expense and Write Offs Year Ended December 31, 2010
Trade name	$(3,860)	$(3,853)	$(3,852)
Port terminal operating rights	(930)	(927)	(927)
Customer relationships	(1,775)	(1,775)	(1,774)
Favorable lease terms	(27,652)	(18,388)	(21,488)
Unfavorable lease terms	12,819	6,610	8,147
Total	$(21,398)	$(18,333)	$(19,894)

The remaining aggregate amortization of acquired intangibles (for the Company) will be as follows:

Description	Within one year	Year Two	Year Three	Year Four	Year Five	Thereafter	Total

Trade name	$3,853	$3,853	$3,853	$3,860	$3,853	$55,263	$74,535
Favorable lease terms	12,876	12,539	11,398	11,324	7,022	3,366	58,525
Unfavorable lease terms	(4,933)	(4,933)	(3,545)	(2,183)	(1,273)	(5,734)	(22,601)
Port terminal operating rights	930	930	930	930	930	22,948	27,598
Customer relationships	1,775	1,775	1,775	1,775	1,775	17,743	26,618
Total	$14,501	$14,164	$14,411	$15,706	$12,307	$93,586	$164,675